Cash, Cash Equivalents and Short-term Investments	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of
	December 31,	June 30,
	2020	2021

	(In thousands)
Cash and cash equivalents:
Cash	$1,814,844	$2,005,106

Short-term investments:
Bank time deposits	1,515,880	750,467
Wealth management products	166,168	180,355
Subtotal	1,682,048	930,822

Total cash, cash equivalents and short-term investments	$3,496,892	$2,935,928

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was $45.6 million and $40.1 million for the six months ended June 30, 2020 and 2021, respectively. The maturity dates for the time deposits and wealth management products were within one year.

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of
	December 31,	September 30,
	2020	2021

	(In thousands)
Cash and cash equivalents:
Cash	$1,814,844	$1,828,691

Short-term investments:
Bank time deposits	1,515,880	665,983
Wealth management products	166,168	212,504
Subtotal	1,682,048	878,487

Total cash, cash equivalents and short-term investments	$3,496,892	$2,707,178

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was $65.7 million and $56.9 million for the nine months ended September 30, 2020 and 2021, respectively. The maturity dates for the time deposits and wealth management products were within one year.